Segment information - Non-Current Assets, Net Revenue and Fair Value Gains (Losses) by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of geographical areas [line items]
Property, plant and equipment	$ 1,358,292	$ 1,493,220	[1]	$ 1,480,439
Investment property	31,179	34,295	[1]	40,725
Biological assets	14,725	13,303	[1]
Sales of goods and services rendered	817,764	887,138	[2]	793,239	[2]
Initial recognition and changes in fair value of biological assets and agricultural produce	122,729	68,589	[2]	16,195	[2]
Changes in net realizable value of agricultural produce after harvest	7,005	1,825	[2]	(909)	[2]
Operating segments
Disclosure of geographical areas [line items]
Property, plant and equipment	1,358,292	1,493,220
Investment property	31,179	34,295
Goodwill	14,482	20,020
Biological assets	14,725	13,303
Sales of goods and services rendered	822,475	891,554		810,609
Initial recognition and changes in fair value of biological assets and agricultural produce	124,742	70,295		31,025
Changes in net realizable value of agricultural produce after harvest	7,076	1,542		2,704
Operating segments | Argentina
Disclosure of geographical areas [line items]
Property, plant and equipment	811,653	834,248
Investment property	31,179	34,295
Goodwill	10,280	14,603
Biological assets	14,725	13,303
Sales of goods and services rendered	389,018	229,547		207,480
Initial recognition and changes in fair value of biological assets and agricultural produce	72,391	55,760		45,985
Changes in net realizable value of agricultural produce after harvest	6,770	2,682		1,148
Operating segments | Brazil
Disclosure of geographical areas [line items]
Property, plant and equipment	535,857	648,471
Investment property	0	0
Goodwill	4,202	5,417
Biological assets	0	0
Sales of goods and services rendered	411,779	462,174		496,966
Initial recognition and changes in fair value of biological assets and agricultural produce	50,348	13,167		(13,541)
Changes in net realizable value of agricultural produce after harvest	(88)	(8)		1,436
Operating segments | Uruguay
Disclosure of geographical areas [line items]
Property, plant and equipment	10,782	10,501
Investment property	0	0
Goodwill	0	0
Biological assets	0	0
Sales of goods and services rendered	21,678	199,833		106,163
Initial recognition and changes in fair value of biological assets and agricultural produce	2,003	1,368		(1,419)
Changes in net realizable value of agricultural produce after harvest	$ 394	$ (1,132)		$ 120

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.